Segment Geographical Information And Major Customers (Tables)	12 Months Ended
Dec. 31, 2023
Segment Geographical Information And Major Customers [Abstract]
Schedule of Revenues by Geographic Region	Revenues by geographic region are as follows:
	Year ended December 31
	2023	2022	2021

United States	$2,089	$2,134	$2,597
Israel	66	22	101
Rest of the world	754	707	602
	$2,909	$2,863	$3,300

Schedule of Long-Lived Assets, Net, by Geographic Areas	Long-lived assets, net, by geographic areas
	As of December 31,
	2023	2022

Israel	$14	$12
United States	-	1
Russia	5	2
	$19	$15

Schedule of Revenue Recognition	In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021
Software license:
Perpetual based software license - transferred at a point of time	$886	$1,068	$1,156
Term-based software license - transferred at a point of time	1,844	1,630	2,032
Total software license (*)	$2,730	$2,740	$3,188
PCS services transferred over a period of time	120	123	112
Web advertising at a point of time upon clicks	59	42	-
	$2,909	$2,863	$3,300
(*)	Revenue recognized from sales-based software license was $53, $48 and $45 during the years ended December 31, 2023, 2022 and 2021, respectively (see also Note 2O).